COMMITMENTS AND CONTINGENCIES (Details 1) ¥ in Thousands	Sep. 30, 2018 CNY (¥)
2019	¥ 905
2020	548
2021	516
2022	500
2023	422
Thereafter	3,793
Operating Leases, Future Minimum Payments Due	¥ 6,684